Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net loss	$ (4,381)	$ (12,354)	$ (17,590)
Items not affecting cash
Depreciation of property, plant and equipment	2,639	3,028	7,346
Depreciation of mineral properties	477	3,456	3,069
Amortization of mining rights	100	100	100
Net impairment of assets	0	0	2,260
Share based payment expense	382	127	190
Provisions	(677)	2,419	0
Impairment of mineral properties	0	1,996	0
Write-down of inventory	0	2,368	15,147
Accretion expense	13	35	0
Restatement for hyperinflation	0	0	(17,047)
Deferred tax expense/(benefit)	2,069	(115)	(2,569)
Total adjustments before working capital	622	1,060	(9,094)
Net change in non-cash working capital items
(Increase)/decrease in receivables	(255)	3,864	3,840
(Increase)/decrease in deferred tax assets	0	1,793	438
(Increase)/decrease in inventory	239	1,246	1,045
(Increase)/decrease in other financial assets	310	28	0
Increase/(decrease) in accounts payable and accrued liabilities	(1,505)	(3,124)	378
Increase/(decrease) in accounts payable and accrued liabilities with related parties	156	301	0
Increase/(decrease) in interest payable	0	(9)	0
Increase/(decrease) in provision	1	(24)	(216)
Increase/(decrease) in transaction taxes payable	(103)	(126)	(329)
Total working capital adjustments	(1,157)	3,949	5,156
Net cash provided by/(used in) operating activities	(535)	5,009	(3,938)
Cash flows from investing activities
Purchase of property, plant and equipment	(976)	(777)	(4,310)
Purchase of mineral property	(942)	(2,926)	(1,243)
Purchase of mining rights	0	0	(14,612)
Proceeds from disposal of property, plant and equipment	417	189	7,500
Net cash used in investing activities	(1,501)	(3,514)	(12,665)
Cash flow from financing activities
Bank indebtedness (repayment)	(5,353)	2,608	7,878
Proceeds from loans with related parties	6,646	8,515	0
Proceeds from loans	0	0	29,938
Repayment of loans	(174)	(10,530)	(38,468)
Shares repurchased under NCIB	(17)	0	0
Net cash provided by/(used in) financing activities	1,102	593	(652)
Net increase (decrease) in cash	(934)	2,088	(17,255)
Effect of foreign exchange on cash	1,068	(2,057)	16,625
Cash - beginning of year	685	654	1,284
Cash - end of year	819	685	654
Taxes paid	(103)	(126)	(329)
Interest paid	(342)	(416)	(1,333)
Supplemental non-cash information
Shares issued to settle debts	10,275	0	0
Change in value of investments	$ 8	$ (28)	$ (13)